Share Capital and Public Offerings (Details) - Schedule of Unvested Stock Option	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Unvested Stock Option [Abstract]
Non-Vested Options, Beginning Balance | shares	35,354
Weighted Average Grant date Fair Value, Beginning Balance | $ / shares	$ 15.6
Non-Vested Options, Granted | shares
Weighted Average Grant date Fair Value, Granted | $ / shares
Non-Vested Options, Vested | shares	(7,128)
Weighted Average Grant date Fair Value, Vested | $ / shares	$ 9.36
Non-Vested Options, Forfeited | shares	(7,720)
Non-Vested Options, Forfeited | $ / shares	$ 22.64
Non-Vested Options, Ending Balance | shares	20,506
Weighted Average Grant date Fair Value, Ending Balance | $ / shares	$ 15.03